Item 1. Schedule of Investments

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares	Value
(Cost and value in $ 000s)

COMMON STOCKS 99.4%

HARDWARE 14.0%
Enterprise Hardware 10.9%
Dell *	7,500,000	256,500
EMC *	11,200,000	144,928
Lexmark International *	250,000	15,263
LG Electronics (KRW)	200,000	13,410
		430,101
Supply Chain & Electronic Manufacturing 3.1%
CDW	650,000	38,298
Flextronics *	4,750,000	61,037
Jabil Circuit *	800,000	24,736
		124,071
Total Hardware		554,172

HEALTH CARE 0.9%
Biotechnology 0.3%
Gilead Sciences *	200,000	9,752
		9,752
Medical Devices 0.6%
Boston Scientific *	1,000,000	23,370
		23,370
Total Health Care		33,122

IT SERVICES 6.8%
IT Services 4.5%
Accenture, Class A *	1,800,000	45,828
IBM	1,650,000	132,363
		178,191
Processors 2.3%
Certegy	300,000	12,006
First Data	2,000,000	80,000
		92,006
Total IT Services		270,197
MEDIA 8.6%
Gaming 0.7%
International Game Technology	1,000,000	27,000
		27,000
Internet 7.2%
eBay *	1,900,000	78,280
Google, Class A *	220,000	69,621
Yahoo! *	4,100,000	138,744
		286,645
Media & Entertainment 0.7%
Time Warner	1,500,000	27,165
		27,165
Total Media		340,810

SEMICONDUCTORS 23.2%
Analog Semiconductors 7.9%
Analog Devices	3,100,000	115,134
Intersil Holding, Class A	2,000,000	43,560
Linear Technology	850,000	31,952
Maxim Integrated Products	2,800,000	119,420
		310,066
Digital Semiconductors 12.4%
Altera *	2,500,000	47,775
Broadcom, Class A *	100,000	4,691
Intel	5,475,000	134,959
Marvell Technology Group *	650,000	29,972
Microchip Technology	1,900,000	57,228
Samsung Electronics (KRW)	150,000	84,604
Xilinx	4,750,000	132,287
		491,516
Semiconductor Capital Equipment 2.9%
Applied Materials	2,250,000	38,160
ASML Holding ADS *	1,000,000	16,510
KLA-Tencor	750,000	36,570
Novellus Systems *	950,000	23,826
		115,066
Total Semiconductors		916,648

SOFTWARE 27.1%
Applications Software 3.9%
Adobe Systems	250,000	7,462
Cognos *	1,300,000	50,609
NAVTEQ *	437,500	21,853
SAP (EUR)	250,000	43,349
SAP ADR	700,000	30,331
		153,604
Consumer Software 0.6%
Electronic Arts *	300,000	17,067
Intuit *	150,000	6,722
		23,789
Infrastructure Software 12.9%
Citrix Systems *	550,000	13,827
Microsoft	11,000,000	283,030
Oracle *	10,750,000	133,192
Red Hat *	3,750,000	79,463
		509,512
Systems Software 7.7%
McAfee *	450,000	14,139
Mercury Interactive *	3,175,000	125,730
Symantec *	4,000,000	90,640
VeriSign *	3,500,000	74,795
		305,304
Technical Software 2.0%
Cadence Design Systems *	3,450,000	55,752
Synopsys *	1,250,000	23,625
		79,377
Total Software		1,071,586

TELECOM EQUIPMENT 13.3%
Wireless Equipment 4.7%
Motorola	750,000	16,568
Nokia ADR	3,750,000	63,412
QUALCOMM	2,400,000	107,400
		187,380
Wireline Equipment 8.6%
Cisco Systems *	10,500,000	188,265
Corning *	2,500,000	48,325
Juniper Networks *	4,000,000	95,160
Nortel Networks *	2,000,000	6,520
		338,270
Total Telecom Equipment		525,650

TELECOM SERVICES 0.7%
Wireless - Domestic 0.4%
Crown Castle International *	250,000	6,157
Sprint Nextel	500,000	11,890
		18,047
Wireless-International 0.1%
Research In Motion *	68,650	4,696
		4,696
Wireline- International 0.2%
Telus (CAD)	150,000	6,268
		6,268
Total Telecom Services		29,011
Total Miscellaneous Common Stocks 4.8% ∞		189,889
Total Common Stocks (Cost $4,147,570)		3,931,085

SHORT-TERM INVESTMENTS 0.3%
Money Market Fund 0.3%
T. Rowe Price Government Reserve Investment Fund
3.48% #†	10,285,709	10,286
Total Short-Term Investments (Cost $10,286)		10,286

Total Investments in Securities
99.7% of Net Assets (Cost $4,157,856)		3,941,371

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
??	The identity of certain securities has been concealed to
protect the fund while it completes a purchase or selling
program for the securities.
†	Affiliated company – See Note 3.
ADR	American Depository Receipts
ADS	American Depository Shares
CAD	Canadian dollar
EUR	Euro
KRW	South Korean won

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Science & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $4,157,856,000. Net unrealized loss aggregated $216,484,000 at period-end, of which $263,170,000 related to appreciated investments and $479,654,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $1,138,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $10,286,000 and $158,401,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Science & Technology Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005